Summary of Significant Accounting Policies: Revenue Recognition (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Details
Advertising agency commissions	$ 13,482	$ 8,845	$ 80,356	$ 6,007